INCOME TAXES - NOL carry forwards (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Federal
Operating Loss Carryforwards [Line Items]
NOL carryforwards	$ 199.8	$ 171.2
State
Operating Loss Carryforwards [Line Items]
NOL carryforwards	$ 200.5	$ 171.0